UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 135.2%
Corporate — 7.1%
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$2,850	$2,989,736
Pima County IDA, RB, Tucson Electric Power, 5.75%, 9/01/29	500	511,135
Pima County IDA, RB, Tucson Electric Power, Series A, 5.25%, 10/01/40	1,000	945,330
		4,446,201
County/City/Special District/School District — 48.4%
City of Glendale Arizona, RB (NPFGC), 5.00%, 7/01/25	2,055	2,184,938
City of Tucson Arizona, COP:
Series A (NPFGC), 5.00%, 7/01/20	1,500	1,597,365
(AGC), 5.00%, 7/01/29	1,000	1,048,580
County of Pinal Arizona, COP:
5.00%, 12/01/26	1,250	1,267,037
5.00%, 12/01/29	1,250	1,258,100
Gila County Unified School District No. 10-Payson Arizona, GO, School Improvement Project of 2006, Series A (AMBAC), 5.25%, 7/01/27 (a)	500	528,010
Gilbert Public Facilities Municipal Property Corp. Arizona, RB, 5.50%, 7/01/27	2,000	2,196,280
Gladden Farms Community Facilities District, GO, 5.50%, 7/15/31	750	721,155
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,173,919
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,600,350
Maricopa County Community College District Arizona, GO, Series C, 3.00%, 7/01/22	1,000	999,070
Maricopa County Public Finance Corp., RB, Series A (AMBAC), 5.00%, 7/01/24	1,900	2,038,567
Maricopa County Unified School District No. 89-Dysart Arizona, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,117,200
Mohave County Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,081,190

Municipal Bonds	Par (000)	Value
Arizona (continued)
County/City/Special District/School District (concluded)
Phoenix Civic Improvement Corp., RB:
Senior Lien, Series B, AMT (FGIC), 5.25%, 7/01/27	$450	$451,926
Phoenix Civic Improvement Corp., RB (concluded):
Subordinate, Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/35	3,325	3,380,428
Scottsdale Municipal Property Corp.
Arizona, RB, Water & Sewer Development Project, Series A, 5.00%, 7/01/24	1,500	1,669,440
State of Arizona, RB, Series A (AGM), 5.00%, 7/01/29	1,930	2,034,336
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	1,275	1,298,906
5.75%, 7/15/24	750	788,932
Yuma County Library District, GO (Syncora), 5.00%, 7/01/26	1,000	1,054,350
		30,490,079
Education — 11.9%
Arizona State University, RB, Series 2008-C:
6.00%, 7/01/25	970	1,119,254
6.00%, 7/01/26	745	856,758
6.00%, 7/01/27	425	487,122
6.00%, 7/01/28	400	456,172
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.63%, 7/01/20	700	546,609
Pima County IDA, RB, Arizona Charter Schools Project, Series C:
6.70%, 7/01/21	710	710,071
6.75%, 7/01/31	985	943,108
Pima County IDA, Refunding RB:
Arizona Charter Schools Project, Series O, 5.00%, 7/01/26	995	818,228
Charter Schools II, Series A, 6.75%, 7/01/21	560	560,101
University of Arizona, COP, University of Arizona Projects, Series B (AMBAC), 5.00%, 6/01/28	1,000	1,015,160
		7,512,583

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Health — 22.8%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2, 5.00%, 3/01/41 (b)	$500	$493,900
Arizona Health Facilities Authority, Refunding RB, Banner Health, Series D:
6.00%, 1/01/30	1,500	1,532,730
5.50%, 1/01/38	2,800	2,892,792
Maricopa County IDA, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	177,077
Maricopa County IDA Arizona, Refunding RB:
Catholic Healthcare West, Series A, 5.50%, 7/01/26	1,850	1,912,789
Samaritan Health Services, Series A (NPFGC), 7.00%, 12/01/16 (c)	1,000	1,198,610
Scottsdale IDA, RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 9/01/35	1,800	1,775,214
University Medical Center Corp. Arizona, RB (GOCORP):
6.00%, 7/01/39	1,000	1,007,920
6.50%, 7/01/39	500	519,485
Yavapai County IDA Arizona, RB, Yavapai Regional Medical Center, Series A, 6.00%, 8/01/33	1,800	1,804,230
Yavapai County IDA Arizona, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,072,660
		14,387,407
Housing — 3.6%
Maricopa County & Phoenix Industrial Development Authorities, Refunding RB, AMT (Ginnie Mae), S/F:
Series A-1, 5.75%, 5/01/40	370	379,009
Series A-2, 5.80%, 7/01/40	285	290,358
Maricopa County IDA Arizona, RB, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	492	518,289
Phoenix & Pima County IDA, RB, Series 1A, AMT (Ginnie Mae), 5.65%, 7/01/39	197	197,416
Phoenix & Pima County IDA, Refunding RB, Series 2007-1, AMT (Ginnie Mae), 5.25%, 8/01/38	415	417,606
Phoenix IDA Arizona, Refunding RB, Series 2007-2, AMT (Ginnie Mae), 5.50%, 12/01/38	494	497,627
		2,300,305
State — 15.5%
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,094,960
5.75%, 9/01/22	2,000	2,255,740
Arizona Sports & Tourism Authority, RB, Multipurpose Stadium Facilities, Series A (NPFGC), 5.00%, 7/01/31	500	491,975

Municipal Bonds	Par (000)	Value
Arizona (concluded)
State (concluded)
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/30	$4,000	$4,292,320
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/30	1,600	1,623,904
		9,758,899
Transportation — 6.1%
Phoenix Civic Improvement Corp., RB:
Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,022,520
Senior Lien, Series A, 5.00%, 7/01/33	1,000	1,037,210
Senior Lien, Series B, AMT (NPFGC), 5.75%, 7/01/17	1,000	1,020,950
Senior Lien, Series B, AMT (NPFGC), 5.25%, 7/01/32	755	756,608
		3,837,288
Utilities — 19.8%
County of Pima Arizona, RB, System (AGM), 5.00%, 7/01/25	750	834,038
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	933,048
Phoenix Civic Improvement Corp., RB, Junior Lien (NPFGC), 5.50%, 7/01/12 (d)	2,500	2,574,350
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,368,960
Pinal County IDA Arizona, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	454,195
Salt River Project Agricultural Improvement & Power District, RB, Series A:
5.00%, 1/01/24	1,000	1,111,790
5.00%, 1/01/38	2,500	2,621,375
Salt River Project Agricultural Improvement & Power District, Refunding RB, Salt River Project, Series A, 5.00%, 1/01/35	1,500	1,554,630
		12,452,386
Total Municipal Bonds in Arizona		85,185,148
Guam — 1.6%
Utilities — 1.6%
Guam Government Waterworks
Authority, Refunding RB, Water,
5.88%, 7/01/35	1,000	987,950
Total Municipal Bonds in Guam		987,950

2	BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico — 11.9%
State — 8.5%
Commonwealth of Puerto Rico, GO, Series A, 6.00%, 7/01/38	$800	$827,408
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	700	736,785
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,500	1,662,510
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.72%, 8/01/41 (e)	9,530	1,483,916
First Sub, Series C, 6.00%, 8/01/39	600	651,792
		5,362,411
Transportation — 0.1%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA (NPFGC), 5.50%, 7/01/18	50	54,565
Utilities — 3.3%
Puerto Rico Electric Power Authority, RB, Series WW:
5.38%, 7/01/24	1,000	1,054,860
5.50%, 7/01/38	1,000	1,020,590
		2,075,450
Total Municipal Bonds in Puerto Rico		7,492,426
US Virgin Islands — 0.8%
Corporate — 0.8%
Virgin Islands Public Finance Authority, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	500	477,365
Total Municipal Bonds in the US Virgin Islands		477,365
Total Municipal Bonds – 149.5%		94,142,889

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Arizona — 11.2%
Utilities — 11.2%
City of Mesa Arizona, RB, 5.00%, 7/01/35	3,000	3,183,990
Phoenix Arizona, Civic Improvement Corp., 5.00%, 7/01/34	3,000	3,210,540

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Arizona (concluded)
Utilities (concluded)
Salt River Project Agricultural Improvement & Power District, RB, 5.00%, 1/01/38	$660	$692,043
		7,086,573
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 11.2%		7,086,573
Total Long-Term Investments (Cost – $98,148,140) – 160.7%		101,229,462

Short-Term Securities	Shares
BIF Arizona Municipal Money Fund, 0.00% (g)(h)	1,354,745	1,354,745
Total Short-Term Securities (Cost - $1,354,745) – 2.2%		1,354,745
Total Investments (Cost - $99,502,885*) – 162.9%		102,584,207
Other Assets Less Liabilities – 1.6%		1,039,807
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (5.3)%		(3,331,722)
VRDP Shares, at Liquidation Value – (59.2)%		(37,300,000)
Net Assets Applicable to Common Shares – 100.0%		$62,992,292

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$96,187,572
	Gross unrealized appreciation	$4,015,714
	Gross unrealized depreciation	(949,079)
	Net unrealized appreciation	$3,066,635

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

	Counterparty	Value	Unrealized Appreciation
	JPMorgan Chase Securities	$493,900	$8,900

(c)	Security is collateralized by Municipal or US Treasury obligations.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2011	3

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income

	BIF Arizona Municipal Money Fund	2,960,530	(1,605,785)	1,354,745	$—

(h)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$101,229,462	—	$101,229,462
Short-Term
Securities	$1,354,745	—	—	1,354,745
Total	$1,354,745	$101,229,462	—	$102,584,207

[1]	See above Schedule of Investments for values in each sector.

4	BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 21, 2011